Pension and Other Postretirement Benefits - Summary of Effect of One Percent Change in Assumed Health Care Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Effect of one percentage point increase in total service and interest cost	$ 2
Effect of one percentage point increase in postretirement benefit obligation	33
Effect of one percentage point decrease in total service and interest cost	(1)
Effect of one percentage point decrease in postretirement benefit obligation	$ (27)